TAXATION - Components of deferred taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax asset
Net operating loss	¥ 591,962	$ 84,649	¥ 540,787
Foreign exchange loss	3,813	545	2,140
Depreciation and amortization	18,837	2,694	16,212
Property, plant and equipment impairment	2,253	322	1,914
Deposits for non-current assets	17,725	2,535	17,725
Allowance for doubtful accounts	49,297	7,049	51,153
Lease liabilities	41,640	5,954	45,536
Other long-term assets	97,812	13,987	94,563
Equity investment	7,130	1,020	7,105
Others	7,890	1,128	10,506
Total deferred tax assets	838,359	119,883	787,641
less: Valuation allowance	(807,650)	(115,492)	(751,370)
Net deferred tax assets	30,709	4,391	36,271
Deferred tax liabilities
Equity investment	(41)	(6)	(999)
Property, plant and equipment	(16,747)	(2,395)	(16,110)
Disposal of Beijing Century Friendship	(3,126)	(447)	(3,126)
Intangible assets	(58,054)	(8,302)	(65,998)
Right-of-use assets	(29,165)	(4,171)	(32,497)
Others	1,422	205	(411)
Total deferred tax liabilities	(105,711)	(15,116)	(119,141)
Deferred tax assets, net	0	0	0
Deferred tax liabilities, net	¥ (75,002)	$ (10,725)	¥ (82,870)